SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Amount of RSUs and PSUs
Unvested beginning balance | shares	2,639,337
Granted | shares	1,122,240
Vested | shares	1,015,487
Forfeited | shares	117,308
Unvested ending balance | shares	2,628,782
Weighted average grant date fair value
Unvested beginning balance | $ / shares	$ 136.15
Granted | $ / shares	246.78
Vested | $ / shares	130.44
Forfeited | $ / shares	152.82
Unvested ending balance | $ / shares	$ 184.84